Related Party Transactions - Founder Shares (Details)				3 Months Ended
	Jan. 08, 2021 shares	Sep. 30, 2020 shares	Jan. 01, 2020 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 shares	Dec. 31, 2019 shares
Related Party Transaction [Line Items]
Sale of Public Shares (in shares)				8,009,041
Aggregate purchase price | $				$ 78,231,912
Maximum shares subject to forfeiture (in shares)		281,250			281,250
Over-allotment
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture (in shares)		281,250			281,250	281,250
Founder Shares
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares | First Fifty Percent Of Shares
Related Party Transaction [Line Items]
Percentage of shares or warrants agreed not be transferred, assigned, sold or released from escrow			50.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
Founder Shares | Remaining Fifty Percent Of Shares
Related Party Transaction [Line Items]
Percentage of shares or warrants agreed not be transferred, assigned, sold or released from escrow			50.00%
Sponsor | Founder Shares
Related Party Transaction [Line Items]
Sale of Public Shares (in shares)			2,156,250
Aggregate purchase price | $			$ 25,000
Maximum shares subject to forfeiture (in shares)			153,990
Number of shares subject to forfeiture (in shares)	153,990		253,125
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Sponsor | Founder Shares | Over-allotment
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture (in shares)			281,250
Sponsor | Chardan Healthcare Investments LLC | Founder Shares
Related Party Transaction [Line Items]
Sale of Public Shares (in shares)		215,625
Number of shares subject to forfeiture (in shares)			28,125